UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

The China Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o Brown Brothers Harriman & Co.

50 Post Office Sq.

Boston, MA 02110

(Address of principal executive offices)

(Name and Address of Agent for Service)	Copy to:

Patrick Keniston	Laura Flores, Esq.
Secretary	Morgan, Lewis & Bockius LLP
The China Fund, Inc.	101 Park Street
FORESIDE	New York, NY 10178
3 Canal Plaza, Suite 100
Portland, ME 04101

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: January 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK
CHINA — “A” SHARES
Banks — 4.7%
China Merchants Bank Co., Ltd.—A(1)	2,088,100		$10,048,610
Ping An Bank Co., Ltd.—A(1)	520,207		1,056,855

			11,105,465

Beverages — 3.6%
Kweichow Moutai Co., Ltd.—A(1)	29,078		4,002,198
Wuliangye Yibin Co., Ltd.—A(1)	256,596		4,232,138

			8,234,336

Chemicals — 3.1%
Skshu Paint Co., Ltd.—A(1)	139,100		1,660,117
Wanhua Chemical Group Co., Ltd.—A(1)	821,943		5,578,037

			7,238,154

Construction Materials — 1.4%
Anhui Conch Cement Co., Ltd.—A(1)	504,171		3,163,787

Electronic Equipment, Instruments & Components — 3.9%
AVIC Jonhon Optronic Technology Co., Ltd.—A(1)	419,091		2,047,483
Luxshare Precision Industry Co., Ltd.—A(1)	280,120		1,653,448
NAURA Technology Group Co., Ltd.—A(1)	338,202		5,239,415

			8,940,346

Health Care Equipment & Supplies — 1.9%
Lepu Medical Technology Beijing Co., Ltd.—A(1)	1,061,200		4,427,035

Household Durables — 2.3%
Midea Group Co., Ltd.—A(1)	733,129		5,281,049

Insurance — 3.5%
Ping An Insurance Group Company of China, Ltd.—A(1)	743,428		8,114,502

Machinery — 0.4%
Estun Automation Co., Ltd.—A(1)	732,200		1,031,898

Specialty Retail — 0.4%
China International Travel Service Corp., Ltd.—A(1)	87,097		933,695

TOTAL CHINA — “A” SHARES — (Cost $48,659,959)		25.2%	58,470,267

HONG KONG
Automobiles — 1.1%
Brilliance China Automotive Holdings, Ltd.(1)	2,826,000		2,485,422

Capital Markets — 1.1%
Hong Kong Exchanges & Clearing, Ltd.(1)	74,800		2,442,649

Diversified Consumer Services — 1.5%
New Oriental Education & Technology Group, Inc. ADR*	28,200		3,427,710

Electronic Equipment, Instruments & Components — 1.4%
Kingboard Holdings, Ltd.(1)	1,220,500		3,187,890

Hotels, Restaurants & Leisure — 0.5%
Galaxy Entertainment Group, Ltd.(1)	175,000		1,137,209

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Insurance — 2.8%
AIA Group, Ltd.(1)	669,400		$6,567,215

Interactive Media & Services — 12.3%
Momo, Inc. ADR	60,558		1,853,075
Tencent Holdings, Ltd.(1)	568,900		26,775,642

			28,628,717

Internet & Direct Marketing Retail — 22.0%
Alibaba Group Holding, Ltd. ADR*	169,301		34,975,894
JD.com, Inc. ADR*	302,100		11,386,149
Meituan Dianping—B(1)*	376,200		4,713,713

			51,075,756

IT Services — 1.9%
Chinasoft International, Ltd. (1)(2)*	7,394,000		4,301,060

Life Sciences Tools & Services — 1.1%
Wuxi Biologics Cayman, Inc. 144A(1)*	206,500		2,591,314

Pharmaceuticals — 1.9%
Sino Biopharmaceutical, Ltd.(1)	3,413,000		4,487,445

Real Estate Management & Development — 7.8%
China Overseas Property Holdings, Ltd.(1)	5,605,000		3,366,493
China Resources Land, Ltd.(1)	1,140,000		4,703,788
CIFI Holdings Group Co., Ltd.(1)	5,880,000		4,021,349
Times China Holdings, Ltd.(1)	3,418,000		5,943,146

			18,034,776

Specialty Retail — 1.5%
Zhongsheng Group Holdings, Ltd.(1)	941,500		3,421,432

TOTAL HONG KONG — (Cost $98,792,694)		56.9%	131,788,595

HONG KONG — “H” SHARES
Auto Components — 1.0%
Fuyao Glass Industry Group Co., Ltd. 144A(1)	834,400		2,358,400

Banks — 5.7%
China Construction Bank Corp.(1)	17,690,000		13,281,279

Capital Markets — 3.9%
China International Capital Corp., Ltd. 144A(1)	3,550,000		6,100,994
CITIC Securities Co., Ltd.(1)	1,517,500		2,902,840

			9,003,834

Health Care Providers & Services — 1.0%
Sinopharm Group Co., Ltd.(1)	722,400		2,324,412

Insurance — 2.7%
New China Life Insurance Co., Ltd.(1)	1,713,700		6,357,367

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Name of Issuer and Title of Issue	Shares			Value (Note A)
COMMON STOCK (continued)
HONG KONG — “H” SHARES (continued)
Transportation Infrastructure — 0.6%
Beijing Capital International Airport Co., Ltd.(1)		1,648,000		$1,305,906

TOTAL HONG KONG — “H” SHARES — (Cost $35,934,553)			14.9%	34,631,198

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $134,727,247)			71.8%	166,419,793

TOTAL COMMON STOCK — (Cost $183,387,206)			97.0%	224,890,060

COLLATERAL FOR SECURITIES ON LOAN
Fidelity Investments Money Market Government Portfolio, 1.50%¥ — (Cost $2,781,576)		2,781,576	1.2%	2,781,576

	Principal Amount
SHORT TERM INVESTMENTS
Time Deposits — 2.5%
Brown Brothers Harriman & Co. — Grand Cayman, 1.12%, 2/3/2020	HKD	269		35
Citibank N.A. — New York, 0.95%, 2/3/2020	USD	4,000,000		4,000,000
JPMorgan Chase & Co. — New York, 0.95%, 2/3/2020	USD	1,863,079		1,863,079

TOTAL SHORT TERM INVESTMENTS — (Cost $5,863,114)			2.5%	5,863,114

TOTAL INVESTMENTS — (Cost $192,031,896)			100.7%	233,534,750

OTHER ASSETS AND LIABILITIES			(0.7)%	(1,696,056)

NET ASSETS			100.0%	$231,838,694

Notes to Schedule of Investments

*	Denotes non-income producing security.
¥	Rate shown is the 7-day yield as of January 31, 2020.
(1)	Level 2 securities fair valued in accordance with procedures adopted by the Board of Directors. At January 31, 2020, the value of these securities amounted to $173,247,232 or 74.7% of net assets.
(2)

A security (or a portion of the security) is on loan. As of January 31, 2020, the market value of the security loaned was $2,568,304. The loaned security was secured with cash collateral of $2,781,576. Collateral is calculated based on prior day’s prices.

144A Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these restricted securities amounted to $11,050,708, which represented 4.8% of total net assets.

ADR American Depositary Receipt

HKD - Hong Kong dollar

USD - United States dollar

See notes to schedule of investments.

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

NOTE A – Security valuation:

Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities, if any, are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$51,642,828	$173,247,232	$—	$224,890,060
Collateral on Securities on Loan	2,781,576	—	—	2,781,576
Short Term Investments	—	5,863,114	—	5,863,114

TOTAL INVESTMENTS	$54,424,404	$179,110,346	$—	$233,534,750

*	Please refer to the Schedule of Investments for additional security details.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant

The China Fund, Inc.

By

/s/ Frank Wheeler
Frank Wheeler
President of The China Fund, Inc.

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

/s/ Frank Wheeler
Frank Wheeler
President of The China Fund, Inc.

Date: March 30, 2020

By

/s/ Monique Labbe
Monique Labbe
Treasurer of The China Fund, Inc.

Date: March 30, 2020